UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	              Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   August 3, 2010


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:   $18243
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      489     6185 SH       SOLE                     6185
A.J. Gallagher                 COM              363576109      228     9340 SH       SOLE                     9340
AT&T                           COM              00206R102      265    10975 SH       SOLE                    10975
Abbott Laboratories            COM              002824100      269     5750 SH       SOLE                     5750
Airgas Inc.                    COM              009363102      466     7500 SH       SOLE                     7500
Amgen Inc.                     COM              031162100      261     4960 SH       SOLE                     4960
Avon Products Inc.             COM              054303102      224     8455 SH       SOLE                     8455
BHP Billiton Ltd.              COM              088606108      296     4775 SH       SOLE                     4775
Brown-Forman Cl. B             COM              115637209      216     3768 SH       SOLE                     3768
CB Richard Ellis Group         COM              12497T101      306    22450 SH       SOLE                    22450
CSX Corp.                      COM              126408103      351     7070 SH       SOLE                     7070
CVS Caremark Corp.             COM              126650100      278     9482 SH       SOLE                     9482
Caterpillar                    COM              149123101      372     6190 SH       SOLE                     6190
Chevron Corp.                  COM              166764100      220     3240 SH       SOLE                     3240
Cisco Systems Inc.             COM              17275R102      313    14670 SH       SOLE                    14670
Clorox Co.                     COM              189054109      308     4950 SH       SOLE                     4950
ConocoPhillips                 COM              20825C104      361     7364 SH       SOLE                     7364
Disney Walt Co.                COM              254687106      319    10120 SH       SOLE                    10120
DuPont (E.I.)                  COM              263534109      557    16117 SH       SOLE                    16117
Exxon Mobil Corp.              COM              30231G102     1033    18105 SH       SOLE                    18105
General Electric               COM              369604103      397    27511 SH       SOLE                    27511
Genuine Parts Co.              COM              372460105      239     6060 SH       SOLE                     6060
Gruma S.A.B. de C.V.           COM              400131306      133    22080 SH       SOLE                    22080
Heinz (H.J.)                   COM              423074103      405     9360 SH       SOLE                     9360
Herley Industries              COM              427398102      148    10400 SH       SOLE                    10400
Hewlett-Packard Co.            COM              428236103      369     8526 SH       SOLE                     8526
Home Depot Inc.                COM              437076102      281     9993 SH       SOLE                     9993
Int'l Business Machines        COM              459200101      272     2201 SH       SOLE                     2201
Intel Corp.                    COM              458140100      329    16900 SH       SOLE                    16900
Johnson & Johnson              COM              478160104      772    13065 SH       SOLE                    13065
Manitowoc Co.                  COM              563571108      221    24145 SH       SOLE                    24145
Marsh & McLennan               COM              571748102      262    11625 SH       SOLE                    11625
Microsoft Corp.                COM              594918104      634    27573 SH       SOLE                    27573
NY Cmnty Bancorp               COM              649445103      230    15030 SH       SOLE                    15030
NYSE Euronext                  COM                             227     8200 SH       SOLE                     8200
Nabors Industries              COM              G6359F103      187    10633 SH       SOLE                    10633
Natl. Penn Bancshares          COM              637138108       93    15420 SH       SOLE                    15420
PepsiCo Inc.                   COM              713448108      653    10714 SH       SOLE                    10714
Pfizer Inc.                    COM              717081103      587    41152 SH       SOLE                    41152
Philip Morris Intl.            COM              718172109      439     9575 SH       SOLE                     9575
Procter & Gamble               COM              742718109      786    13106 SH       SOLE                    13106
QUALCOMM Inc.                  COM              747525103      312     9506 SH       SOLE                     9506
Schlumberger Ltd.              COM              806857108      301     5446 SH       SOLE                     5446
Spectra Energy                 COM              847560109      260    12967 SH       SOLE                    12967
Target Corp.                   COM              87612E106      296     6030 SH       SOLE                     6030
Teva Pharmaceutical            COM              881624209      278     5340 SH       SOLE                     5340
United Technologies            COM              913017109      572     8817 SH       SOLE                     8817
Wal-Mart Stores                COM              931142103      303     6295 SH       SOLE                     6295
Wells Fargo & Co.              COM              949746101      385    15056 SH       SOLE                    15056
iShr MSCI EAFE                 COM              464287465      221     4755 SH       SOLE                     4755
iShr MSCI Emerging Mkts        COM              464287234      289     7735 SH       SOLE                     7735
iShr MSCI Pacific Ex Japan     COM              464286665      232     6485 SH       SOLE                     6485